Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues	¥ 1,023,213		$ 146,975		¥ 637,224		¥ 165,561
Cost of revenues (including share-based compensation expenses of RMB 1,341, RMB 667 and RMB 0 for the years ended December 31, 2017, 2018 and 2019, respectively)	(273,515)		(39,288)		(174,731)		(57,691)
Gross profit	749,698		107,687		462,493		107,870
Operating expenses:
Sales and marketing expenses (including share-based compensation expenses of RMB 2,380, RMB 6,637 and RMB 0 for the years ended December 31, 2017, 2018 and 2019, respectively)	(969,401)		(139,246)		(705,414)		(283,055)
Research and development expenses (including share-based compensation expenses of RMB 3,800, RMB 27,114 and RMB 0 for the years ended December 31, 2017, 2018 and 2019, respectively)	(213,866)		(30,720)		(155,154)		(53,162)
General and administrative expenses (including share-based compensation expenses of RMB 997, RMB 11,055 and RMB 0 for the years ended December 31, 2017, 2018 and 2019, respectively)	(153,507)		(22,050)		(65,423)		(19,807)
Total operating expenses	(1,336,774)		(192,016)		(925,991)		(356,024)
Other operating income	2,390		343
Loss from operations	(584,686)		(83,986)		(463,498)		(248,154)
Interest income	11,283		1,621		2,732		934
Foreign exchange related gains/(losses), net	(2,533)		(364)		(4,156)		7,144
Change in fair value of short-term investment							750
Other income, net	3,055		439		1,016		2,172
Loss before income tax expenses	(572,881)		(82,290)		(463,906)		(237,154)
Income tax expense	(1,900)		(273)		(24,160)		(5,606)
Net loss	(574,781)		(82,563)		(488,066)		(242,760)
Accretion of convertible redeemable preferred shares					(28,017)		(26,817)
Net loss attributable to LAIX Inc.'s ordinary shareholders	(574,781)		(82,563)		(516,083)		(269,577)
Net loss	(574,781)		(82,563)		(488,066)		(242,760)
Other comprehensive (loss)/income -Foreign currency translation adjustment, net of nil tax	13,165		1,891		16,403		(24,982)
Comprehensive loss	¥ (561,616)		$ (80,672)		¥ (471,663)		¥ (267,742)
Net loss per Class A and Class B ordinary shares -Basic and diluted | (per share)	¥ (11.64)		$ (1.67)		¥ (19.17)		¥ (13.59)
Weighted average number of Class A and Class B ordinary shares used in per share calculation -Basic and diluted | shares	49,364,429	[1]	49,364,429	[1]	26,921,735	[1]	19,834,535	[1]
Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares					¥ (1,978)		¥ (3,105)
Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares					(10,140)		(12,565)
Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares					¥ (15,899)		¥ (11,147)

[1]	Considering that the holder of Preferred Shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to the Preferred Shares.